Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Grant Practices
Equity awards for non-employee members of our Board of Directors are granted following their election or re‑election at each annual meeting of shareowners, or upon their appointment to the Board. Equity awards to employees are made on an annual basis according to a pre-established schedule. Annual equity grants under the LTIP are approved at the MDCC’s
December meeting with a grant date of January 1. The December meeting is generally scheduled at least one year in advance. Awards to new hires or promoted employees are generally made on November 1. For Board-appointed executive officers, the grant date may be as soon as reasonably practicable following the individual's effective hire date. RSUs granted under our Recognition Award Program may be granted on the first day of any month by our senior vice president, chief human resources officer (as delegated within parameters approved by the MDCC). An award to a Board-appointed executive officer requires approval by the Board (or by the independent members of the Board for the CEO), upon recommendation from the MDCC.
We do not strategically time long-term incentive awards in coordination with the release of material non-public information
(“MNPI”) and have never had a practice of doing so. We do not currently grant stock options, SARs or any similar awards with "option-like" features and therefore have not adopted a policy regarding the timing of any such awards in connection with the disclosure of MNPI of the Company. We have never timed and do not plan to time the release of MNPI for the purpose of affecting the value of executive compensation.
Our framework for making grants minimizes any concern that grant dates could be selectively chosen based upon the release of MNPI and market price at any given time.
Our equity award accounting practices comply with US GAAP and is transparently disclosed in our SEC filings.

Award Timing Method	Equity awards for non-employee members of our Board of Directors are granted following their election or re‑election at each annual meeting of shareowners, or upon their appointment to the Board. Equity awards to employees are made on an annual basis according to a pre-established schedule. Annual equity grants under the LTIP are approved at the MDCC’s
December meeting with a grant date of January 1. The December meeting is generally scheduled at least one year in advance. Awards to new hires or promoted employees are generally made on November 1. For Board-appointed executive officers, the grant date may be as soon as reasonably practicable following the individual's effective hire date. RSUs granted under our Recognition Award Program may be granted on the first day of any month by our senior vice president, chief human resources officer (as delegated within parameters approved by the MDCC). An award to a Board-appointed executive officer requires approval by the Board (or by the independent members of the Board for the CEO), upon recommendation from the MDCC.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not strategically time long-term incentive awards in coordination with the release of material non-public information
(“MNPI”) and have never had a practice of doing so. We do not currently grant stock options, SARs or any similar awards with "option-like" features and therefore have not adopted a policy regarding the timing of any such awards in connection with the disclosure of MNPI of the Company. We have never timed and do not plan to time the release of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false